General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2014
General and Administrative Expense [Abstract]
General and Administrative Expenses [Table Text Block]
	Year ended December 31,
	2014	2013	2012
	(in thousands)
Stock-based compensation	$601	$6,566	$208
Professional fees	625	496	1
Salaries and benefits	588	145	184
Traveling and conference costs	30	46	83
Rent and office-maintenance fees	284	46	38
Investor relations and business development	337	–	–
Other	13	56	67
	$2,478	$7,355	$694